UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253



Wells Fargo Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)


Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 6/30

Date of reporting period: 07/01/11 - 06/30/12


Item 1. Proxy Voting Record


========= WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND ==========

There were no proxies voted in relation to the securities held in the Fund's portfolio.


================ WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND ================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


================= WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND =================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


============= WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND =============


TENNESSEE ENERGY ACQUISITION CORP GAS REV

Ticker:                      Security ID:  880443BH8
Meeting Date: JAN 06, 2012   Meeting Type: Written Consent
Record Date:  DEC 02, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Consent To The Proposed Amendments   None      For          Management


--------------------------------------------------------------------------------

TENNESSEE ENERGY ACQUISITION CORP GAS REV

Ticker:                      Security ID:  880443BJ4
Meeting Date: JAN 06, 2012   Meeting Type: Written Consent
Record Date:  DEC 02, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Consent To The Proposed Amendments   None      For          Management


--------------------------------------------------------------------------------

TENNESSEE ENERGY ACQUISITION CORP GAS REV

Ticker:                      Security ID:  880443BK1
Meeting Date: JAN 06, 2012   Meeting Type: Written Consent
Record Date:  DEC 02, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Consent To The Proposed Amendments   None      For          Management


================ WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND =================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


================== WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND ===================


TENNESSEE ENERGY ACQUISITION CORP GAS REV

Ticker:                      Security ID:  880443BG0
Meeting Date: JAN 06, 2012   Meeting Type: Written Consent
Record Date:  DEC 02, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Consent To The Proposed Amendments   None      For          Management


--------------------------------------------------------------------------------

TENNESSEE ENERGY ACQUISITION CORP GAS REV

Ticker:                      Security ID:  880443BH8
Meeting Date: JAN 06, 2012   Meeting Type: Written Consent
Record Date:  DEC 02, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Consent To The Proposed Amendments   None      For          Management


--------------------------------------------------------------------------------

TENNESSEE ENERGY ACQUISITION CORP GAS REV

Ticker:                      Security ID:  880443BJ4
Meeting Date: JAN 06, 2012   Meeting Type: Written Consent
Record Date:  DEC 02, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Consent To The Proposed Amendments   None      For          Management


--------------------------------------------------------------------------------

TENNESSEE ENERGY ACQUISITION CORP GAS REV

Ticker:                      Security ID:  880443BK1
Meeting Date: JAN 06, 2012   Meeting Type: Written Consent
Record Date:  DEC 02, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Consent To The Proposed Amendments   None      For          Management


============== WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND ==============


TENNESSEE ENERGY ACQUISITION CORP GAS REV

Ticker:                      Security ID:  880443BS4
Meeting Date: JAN 06, 2012   Meeting Type: Written Consent
Record Date:  DEC 02, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Consent To The Proposed Amendments   None      For          Management



=============== WELLS FARGO ADVANTAGE PENNSYLVANIA TAX-FREE FUND ===============

There were no proxies voted in relation to the securities held in the Fund's portfolio.


============= WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND =============


TENNESSEE ENERGY ACQUISITION CORP GAS REV

Ticker:                      Security ID:  880443BF2
Meeting Date: JAN 06, 2012   Meeting Type: Written Consent
Record Date:  DEC 02, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Consent To The Proposed Amendments   None      For          Management


--------------------------------------------------------------------------------

TENNESSEE ENERGY ACQUISITION CORP GAS REV

Ticker:                      Security ID:  880443BG0
Meeting Date: JAN 06, 2012   Meeting Type: Written Consent
Record Date:  DEC 02, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Consent To The Proposed Amendments   None      For          Management


--------------------------------------------------------------------------------

TENNESSEE ENERGY ACQUISITION CORP GAS REV

Ticker:                      Security ID:  880443BH8
Meeting Date: JAN 06, 2012   Meeting Type: Written Consent
Record Date:  DEC 02, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Consent To The Proposed Amendments   None      For          Management


--------------------------------------------------------------------------------

TENNESSEE ENERGY ACQUISITION CORP GAS REV

Ticker:                      Security ID:  880443BJ4
Meeting Date: JAN 06, 2012   Meeting Type: Written Consent
Record Date:  DEC 02, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Consent To The Proposed Amendments   None      For          Management


--------------------------------------------------------------------------------

TENNESSEE ENERGY ACQUISITION CORP GAS REV

Ticker:                      Security ID:  880443BL9
Meeting Date: JAN 06, 2012   Meeting Type: Written Consent
Record Date:  DEC 02, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Consent To The Proposed Amendments   None      For          Management


============= WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND ==============


TENNESSEE ENERGY ACQUISITION CORP GAS REV

Ticker:                      Security ID:  880443BJ4
Meeting Date: JAN 06, 2012   Meeting Type: Written Consent
Record Date:  DEC 02, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Consent To The Proposed Amendments   None      For          Management


--------------------------------------------------------------------------------

TENNESSEE ENERGY ACQUISITION CORP GAS REV

Ticker:                      Security ID:  880443BK1
Meeting Date: JAN 06, 2012   Meeting Type: Written Consent
Record Date:  DEC 02, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Consent To The Proposed Amendments   None      For          Management


--------------------------------------------------------------------------------

TENNESSEE ENERGY ACQUISITION CORP GAS REV

Ticker:                      Security ID:  880443BM7
Meeting Date: JAN 06, 2012   Meeting Type: Written Consent
Record Date:  DEC 02, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Consent To The Proposed Amendments   None      For          Management


========= WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND =========


TENNESSEE ENERGY ACQUISITION CORP GAS REV

Ticker:                      Security ID:  880443BD7
Meeting Date: JAN 06, 2012   Meeting Type: Written Consent
Record Date:  DEC 02, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Consent To The Proposed Amendments   None      For          Management


--------------------------------------------------------------------------------

TENNESSEE ENERGY ACQUISITION CORP GAS REV

Ticker:                      Security ID:  880443BE5
Meeting Date: JAN 06, 2012   Meeting Type: Written Consent
Record Date:  DEC 02, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Consent To The Proposed Amendments   None      For          Management


--------------------------------------------------------------------------------

TENNESSEE ENERGY ACQUISITION CORP GAS REV

Ticker:                      Security ID:  880443BF2
Meeting Date: JAN 06, 2012   Meeting Type: Written Consent
Record Date:  DEC 02, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Consent To The Proposed Amendments   None      For          Management


--------------------------------------------------------------------------------

TENNESSEE ENERGY ACQUISITION CORP GAS REV

Ticker:                      Security ID:  880443BG0
Meeting Date: JAN 06, 2012   Meeting Type: Written Consent
Record Date:  DEC 02, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Consent To The Proposed Amendments   None      For          Management


================ WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND =================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


========== END NPX REPORT

SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.



WELLS FARGO FUNDS TRUST

*BY: /S/ KARLA M. RABUSCH

KARLA M. RABUSCH, PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC, AND EXECUTIVE VICE PRESIDENT OF WELLS FARGO BANK, N.A.
DATE: August 15, 2012



*BY: /S/ ANDREW OWEN

ANDREW OWEN, EXECUTIVE VICE PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC.

*EXECUTED BY ANDREW OWEN ON BEHALF OF KARLA M. RABUSCH PURSUANT TO A POWER OF ATTORNEY INCORPORATED BY REFERENCE AND FILED AUGUST 31, 2007.